RECEIVABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2023
RECEIVABLES AND OTHER
Schedule of receivables and other

	December 31,	December 31,
	2023	2022
Prepaid expenses and deposits	$156,234	$176,703
Tax receivables	34,330	34,582
	$190,564	$211,285